Partners' Capital (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended				12 Months Ended			1 Months Ended
	Nov. 13, 2014	Nov. 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	May 31, 2014
Subsidiary Sale Of Stock [Line Items]
Partners' Capital Account, Units, Sold in Public Offering		12,075,000
Proceeds from Issuance of Common Limited Partners Units		$ 332.3					$ 412.0	$ 0	$ 0
Shares Issued, Price Per Share		$ 28.37
Percentage of avaliable cash to distribute			100.00%				100.00%
Number of days from end of quarter for distribution							45 days
Distribution made to limited partner, distribution declared, per unit			$ 0.38		$ 0.365	$ 0.36
Distribution made to limited partner, distribution date			Feb. 12, 2015	Nov. 13, 2014	Aug. 13, 2014	May 14, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.37
Class B units conversion date							May 06, 2014
General Partner | 13% Distribution
Subsidiary Sale Of Stock [Line Items]
Incentive distribution percentage levels							13.00%
Incentive distribution, distribution per unit							$ 0.25
General Partner | 23% Distribution
Subsidiary Sale Of Stock [Line Items]
Incentive distribution percentage levels							23.00%
Incentive distribution, distribution per unit							$ 0.31
General Partner | 48% Distribution
Subsidiary Sale Of Stock [Line Items]
Incentive distribution percentage levels							48.00%
Incentive distribution, distribution per unit							$ 0.38
Common Units
Subsidiary Sale Of Stock [Line Items]
Distribution made to limited partner, distribution declared, per unit			$ 0.38	0.37	$ 0.365	$ 0.36
Distribution made to limited partner, distribution date			Feb. 12, 2015	Nov. 13, 2014
Class B units
Subsidiary Sale Of Stock [Line Items]
Distribution made to limited partner, distribution declared, per unit						$ 0.10
Distribution made to limited partner, distribution date						May 14, 2014
E2 Appalachian | ENLC
Subsidiary Sale Of Stock [Line Items]
Partners' Capital Account, Units, Contributed										1,016,322
EDA [Member] | BMOCM
Subsidiary Sale Of Stock [Line Items]
Units sold in public offering							2,400,000
Proceeds from Issuance of Common Limited Partners Units							71.9
EDA commencement date											May 29, 2014
Aggregate amount of equity securities allowed under equity distribution agreement			75.0				75.0
Sales commissions and fees							0.7
EDA [Member] | Sales Agents
Subsidiary Sale Of Stock [Line Items]
Units sold in public offering							300,000
Proceeds from Issuance of Common Limited Partners Units							7.8
Aggregate amount of equity securities allowed under equity distribution agreement		350.0
Sales commissions and fees							$ 0.1